Guarantees Granted to Subsidiaries	12 Months Ended
Dec. 31, 2021
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Guarantees Granted to Subsidiaries
34. GUARANTEES GRANTED TO SUBSIDIARIES
The Company guarantees the bank overdrafts borrowed by Ferrosur Roca S.A. in the normal conduct of its business, and the letters of credit to be entered into by the company to finance imports up to a maximum amount of 1,250 million. As of December 31, 2021, Ferrosur Roca S.A. has 124,113 as balances for current account advances.